SHARE CAPITAL (Details 5)	12 Months Ended
	Dec. 31, 2018 CAD ($) yr	Dec. 31, 2017 CAD ($) yr
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.91%	1.45%
Share price at grant date	$ 0.41	$ 0.85
Exercise price	$ 0.48	$ 0.85
Expected life | yr	5.00	5.00
Expected volatility	70.87%	70.45%
Forfeiture rate	2.64%	0.00%
Expected dividend yield